RELATED PARTY TRANSACTIONS RELATED PARTY TRANSACTIONS - Balances with Golar Partners and Subsidiaries (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Amount due from (to) related party	$ 43,977	$ 14,010
Golar Partners
Related Party Transaction [Line Items]
Amount due from (to) related party	1,256	(184,855)
Golar Partners | Trading balances with affiliates
Related Party Transaction [Line Items]
Amount due from (to) related party	4,091	(4,144)
Golar Partners | Methane Princess lease security deposit movements
Related Party Transaction [Line Items]
Amount due from (to) related party	(2,835)	(3,464)
Golar Partners | Deposits payable
Related Party Transaction [Line Items]
Amount due from (to) related party	$ 0	$ (177,247)